Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000027914 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027914 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027914 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027914 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027914 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027914 | Chevron Corp. - FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027914 | Citigroup, Inc. - FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027914 | Cisco Systems, Inc. - FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027914 | Agilent Technologies, Inc. - FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027914 | Lowe's Cos., Inc. - FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027914 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000027914 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000027914 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000027914 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027914 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027914 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027914 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027914 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027914 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027914 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027914 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027914 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000027911 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027911 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027911 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027911 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027911 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027911 | Chevron Corp. - FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027911 | Citigroup, Inc. - FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027911 | Cisco Systems, Inc. - FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027911 | Agilent Technologies, Inc. - FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027911 | Lowe's Cos., Inc. - FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027911 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000027911 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000027911 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000027911 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027911 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027911 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027911 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027911 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027911 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027911 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027911 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027911 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000027913 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027913 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027913 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027913 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027913 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027913 | Chevron Corp. - FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027913 | Citigroup, Inc. - FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027913 | Cisco Systems, Inc. - FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027913 | Agilent Technologies, Inc. - FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027913 | Lowe's Cos., Inc. - FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027913 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000027913 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000027913 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000027913 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027913 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027913 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027913 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027913 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027913 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027913 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027913 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027913 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000027917 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027917 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027917 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027917 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027917 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027917 | Chevron Corp. - FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027917 | Citigroup, Inc. - FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027917 | Cisco Systems, Inc. - FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027917 | Agilent Technologies, Inc. - FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027917 | Lowe's Cos., Inc. - FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027917 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000027917 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000027917 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000027917 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027917 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027917 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027917 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027917 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027917 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027917 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027917 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027917 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000132087 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132087 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000132087 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132087 | RTX Corp. - FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132087 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132087 | Chevron Corp. - FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132087 | Citigroup, Inc. - FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132087 | Cisco Systems, Inc. - FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132087 | Agilent Technologies, Inc. - FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132087 | Lowe's Cos., Inc. - FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000132087 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000132087 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000132087 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000132087 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000132087 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000132087 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000132087 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000132087 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000132087 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132087 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132087 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132087 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)